UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Broadfin Capital, LLC

Address:  237 Park Avenue
          Ninth Floor
          New York, NY 10017

13F File Number:  028-14251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Kotler
Title:  Managing Member
Phone:  (212) 808-2460


Signature, Place and Date of Signing:

/s/ Kevin Kotler            New York, New York              August 15, 2011
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $182,628
                                        (thousands)


List of Other Included Managers:

Form 13F File Number                    Name

(1)      028-14254                      Broadfin Healthcare Master Fund, Ltd.



                                                        FORM 13F INFORMATION TABLE




COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                 ---------------   ------      --------- --------  --- ----- ----------- --------- -----   ------ ----
ACCURAY INC                    COM               004397105    2,771      345,962 SH        DEFINED     1            345,962
ALIGN TECHNOLOGY INC           COM               016255101    4,796      210,351 SH        DEFINED     1            210,351
ALKERMES INC                   COM               01642T108   16,182      870,000 SH        DEFINED     1            870,000
ALLOS THERAPEUTICS INC         COM               019777101    2,373    1,108,800 SH        DEFINED     1          1,108,800
ALNYLAM PHARMACEUTICALS INC    COM               02043Q107    1,874      200,000 SH        DEFINED     1            200,000
ALPHATEC HOLDINGS INC          COM               02081G102    3,091      888,127 SH        DEFINED     1            888,127
ANACOR PHARMACEUTICALS INC     COM               032420101    4,399      680,975 SH        DEFINED     1            680,975
ANGIODYNAMICS INC              COM               03475V101    5,373      377,607 SH        DEFINED     1            377,607
ANTARES PHARMA INC             COM               036642106    4,450    2,013,518 SH        DEFINED     1          2,013,518
ATRICURE INC                   COM               04963C209    3,785      293,411 SH        DEFINED     1            293,411
BIONOVO INC                    COM NEW           090643206      689      901,200 SH        DEFINED     1            901,200
BIOSANTE PHARMACEUTICALS INC   COM NEW           09065V203    2,068      752,047 SH        DEFINED     1            752,047
CALIPER LIFE SCIENCES INC      COM               130872104    1,633      201,300 SH        DEFINED     1            201,300
CARDICA INC                    COM               14141R101      369      135,000 SH        DEFINED     1            135,000
CONCEPTUS INC                  COM               206016107    4,668      400,000 SH        DEFINED     1            400,000
COVIDIEN PLC                   SHS               G2554F113    6,920      130,000 SH        DEFINED     1            130,000
CUTERA INC                     COM               232109108      329       38,555 SH        DEFINED     1             38,555
DYAX CORP                      COM               26746E103      792      400,000 SH        DEFINED     1            400,000
GENMARK DIAGNOSTICS INC        COM               372309104    1,338      228,717 SH        DEFINED     1            228,717
GENOMIC HEALTH INC             COM               37244C101      210        7,520 SH        DEFINED     1              7,520
GIVEN IMAGING                  ORD SHS           M52020100    2,258      110,974 SH        DEFINED     1            110,974
HI-TECH PHARMACAL INC          COM               42840B101   13,749      475,240 SH        DEFINED     1            475,240
HOSPIRA INC                    COM               441060100    5,708      100,747 SH        DEFINED     1            100,747
INTELLIPHARMACEUTICS INTL IN   COM               458173101    3,410      856,851 SH        DEFINED     1            856,851
KINETIC CONCEPTS INC           COM NEW           49460W208    4,368       75,800 SH        DEFINED     1             75,800
LANNET INC                     COM               516012101    6,515    1,308,274 SH        DEFINED     1          1,308,274
MEDICIS PHARMACEUTICAL CORP    CL A NEW          584690309    4,199      110,000 SH        DEFINED     1            110,000
MERIT MED SYS INC              COM               589889104    3,217      179,022 SH        DEFINED     1            179,022
NXSTAGE MEDICAL INC            COM               67072V103    3,521      169,100 SH        DEFINED     1            169,100
PAIN THERAPEUTICS INC          COM               69562K100    1,064      275,000 SH        DEFINED     1            275,000
PALOMAR MED TECHNOLOGIES INC   COM NEW           697529303    1,171      103,768 SH        DEFINED     1            103,768
PROGENICS PHARMACEUTICALS IN   COM               743187106    5,019      699,044 SH        DEFINED     1            699,044
PROSHARES TR                   PSHS ULSHRUS2000  74348A202    4,176      100,000 SH        DEFINED     1            100,000
QLT INC                        COM               746927102    1,679      232,876 SH        DEFINED     1            232,876
RIGEL PHARMACEUTICALS INC      COM NEW           766559603    8,786      958,148 SH        DEFINED     1            958,148
ROCKWELL MEDICAL TECH          COM               774374102      574       44,691 SH        DEFINED     1             44,691
SANOFI                         SPONSORED ADR     80105N105    9,149      227,765 SH        DEFINED     1            227,765
SANTARUS INC                   COM               802817304   13,901    4,125,000 SH        DEFINED     1          4,125,000
SOLTA MED INC                  COM               83438K103      690      250,000 SH        DEFINED     1            250,000
ST JUDE MED INC                COM               790849103    2,411       50,563 SH        DEFINED     1             50,563
STRYKER CORP                   COM               863667101    2,952       50,300 SH        DEFINED     1             50,300
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   14,244      295,400 SH        DEFINED     1            295,400
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS     929352102    1,756      100,000 SH        DEFINED     1            100,000


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